Long-term investments	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Long-term investments
10.	Long-term investments
The Company did not hold long-term investments as of December 31, 2020. The following table sets forth a breakdown of the long-term investments held by the Company as of December 31, 2021:

As of December 31, 2021
(US$ thousand)
Equity investments without readily determinable fair value	$36,025
Equity method investments	12,704
Debt security	5,196

$53,925

Equity investments without readily determinable fair value
As of
December
 3
1
, 2021, the Company’s equity investments without readily determinable fair value primarily consist of small, non-controlling
investments in companies for which the Company has equity ownership with preferential rights but cannot exert significant influence. In accordance with ASC 321, the Company elected to use the measurement alternative to measure such investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. For those equity investments having observable price changes in orderly transactions for the identical or similar investments of the same issuers, the Company would disclose the fair value of the alternative measure method investments. The initial cost value of equity securities without readily determinable fair values was US$
36.5
million as of December 31, 2021. There was no
re-measurement
gain or loss being recognized in connection with equity investments accounted for using the measurement alternative for the year ended December 31, 2021. There was
US$0.6
 million impairment on these investments for the year ended December 31, 2021.

Equity method investments
Equity method investments consist of the Group’s investments as a limited partner in certain limited partnership funds to make strategic investments. The Group’s proportionate share of equity investee’s net earnings for the year ended December 31, 2021 was
US$
0.3
million, recorded as equity in income of affiliates
,
and the Company also recorded $0.5 million in distributions from the funds.

There was no impairment on these investments during the year ended December 31, 2021.
Debt security
The Company invested in convertible bonds issued by a third party in 2021 with the intention to hold the security for more than twelve months, which is accounted for at fair value. Unrealized gains and interest recorded on these convertible bonds in the consolidated statements of comprehensive loss was US$0.2 million for the year ended December 31, 2021.